Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
Entity Central Index Key	0000819930
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005506
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Investor Class
Trading Symbol	PRSCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Investor Class	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period as corporate earnings remained favorable, investors favored artificial intelligence (AI)-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy.

  Internet company Alphabet and semiconductor company Broadcom were top absolute contributors in 2025. Alphabet advanced on explosive growth in its Gemini AI platform, Google Search and AI Overviews expansion, and a favorable antitrust ruling late in the period that allowed Google to retain key search distribution deals. Broadcom benefited from sector-wide AI adoption as its applications-specific integrated circuits, marketed as “XPUs,” gained significant traction among hyperscale companies seeking energy-efficient alternatives in the market.

  Software companies ServiceNow and Salesforce detracted on an absolute basis. ServiceNow declined on concerns regarding the company’s slowing subscription revenue growth and mixed reception on its late-period acquisition of Armis, which investors viewed as expensive and a complex integration. Shares of Salesforce fell due to slow adoption of its Agentforce AI platform, heavy AI investments, and competitive pressure from sector peers.

  The fund seeks to provide long-term capital appreciation and focuses on technology companies with potential for real earnings and revenue growth and a leading or growing market share. We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of the numbers, and the right side of macroeconomic trends.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Investor Class)	24.43%	12.90%	18.89%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P North America Tech Index (Strategy Benchmark)	27.82	18.02	22.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 11,912,426,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 66,084,000
InvestmentCompanyPortfolioTurnover	229.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$11,912,426 Number of Portfolio Holdings135
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	14.9%
Processors	12.8
Infrastructure and Developer Tool Software	11.3
Digital Systems	10.0
Consumer Electronics	8.5
Semiconductor Capital Equipment	6.4
Front-Office Applications Software	4.7
IT Services	3.7
Wireline Equipment	3.7
Other	24.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.0%
Microsoft	8.6
Broadcom	8.4
Alphabet	8.3
Apple	8.2
Meta Platforms	5.2
Palantir Technologies	2.5
Salesforce	2.4
Lam Research	2.4
Micron Technology	2.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005507
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Advisor Class
Trading Symbol	PASTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Advisor Class	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period as corporate earnings remained favorable, investors favored artificial intelligence (AI)-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy.

  Internet company Alphabet and semiconductor company Broadcom were top absolute contributors in 2025. Alphabet advanced on explosive growth in its Gemini AI platform, Google Search and AI Overviews expansion, and a favorable antitrust ruling late in the period that allowed Google to retain key search distribution deals. Broadcom benefited from sector-wide AI adoption as its applications-specific integrated circuits, marketed as “XPUs,” gained significant traction among hyperscale companies seeking energy-efficient alternatives in the market.

  Software companies ServiceNow and Salesforce detracted on an absolute basis. ServiceNow declined on concerns regarding the company’s slowing subscription revenue growth and mixed reception on its late-period acquisition of Armis, which investors viewed as expensive and a complex integration. Shares of Salesforce fell due to slow adoption of its Agentforce AI platform, heavy AI investments, and competitive pressure from sector peers.

  The fund seeks to provide long-term capital appreciation and focuses on technology companies with potential for real earnings and revenue growth and a leading or growing market share. We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of the numbers, and the right side of macroeconomic trends.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Advisor Class)	24.10%	12.60%	18.57%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P North America Tech Index (Strategy Benchmark)	27.82	18.02	22.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 11,912,426,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 66,084,000
InvestmentCompanyPortfolioTurnover	229.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$11,912,426 Number of Portfolio Holdings135
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	14.9%
Processors	12.8
Infrastructure and Developer Tool Software	11.3
Digital Systems	10.0
Consumer Electronics	8.5
Semiconductor Capital Equipment	6.4
Front-Office Applications Software	4.7
IT Services	3.7
Wireline Equipment	3.7
Other	24.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.0%
Microsoft	8.6
Broadcom	8.4
Alphabet	8.3
Apple	8.2
Meta Platforms	5.2
Palantir Technologies	2.5
Salesforce	2.4
Lam Research	2.4
Micron Technology	2.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000169947
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	I Class
Trading Symbol	TSNIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - I Class	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period as corporate earnings remained favorable, investors favored artificial intelligence (AI)-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy.

  Internet company Alphabet and semiconductor company Broadcom were top absolute contributors in 2025. Alphabet advanced on explosive growth in its Gemini AI platform, Google Search and AI Overviews expansion, and a favorable antitrust ruling late in the period that allowed Google to retain key search distribution deals. Broadcom benefited from sector-wide AI adoption as its applications-specific integrated circuits, marketed as “XPUs,” gained significant traction among hyperscale companies seeking energy-efficient alternatives in the market.

  Software companies ServiceNow and Salesforce detracted on an absolute basis. ServiceNow declined on concerns regarding the company’s slowing subscription revenue growth and mixed reception on its late-period acquisition of Armis, which investors viewed as expensive and a complex integration. Shares of Salesforce fell due to slow adoption of its Agentforce AI platform, heavy AI investments, and competitive pressure from sector peers.

  The fund seeks to provide long-term capital appreciation and focuses on technology companies with potential for real earnings and revenue growth and a leading or growing market share. We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of the numbers, and the right side of macroeconomic trends.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Science & Technology Fund (I Class)	24.60%	13.05%	20.07%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.69
S&P North America Tech Index (Strategy Benchmark)	27.82	18.02	23.34

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 11,912,426,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 66,084,000
InvestmentCompanyPortfolioTurnover	229.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$11,912,426 Number of Portfolio Holdings135
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	14.9%
Processors	12.8
Infrastructure and Developer Tool Software	11.3
Digital Systems	10.0
Consumer Electronics	8.5
Semiconductor Capital Equipment	6.4
Front-Office Applications Software	4.7
IT Services	3.7
Wireline Equipment	3.7
Other	24.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.0%
Microsoft	8.6
Broadcom	8.4
Alphabet	8.3
Apple	8.2
Meta Platforms	5.2
Palantir Technologies	2.5
Salesforce	2.4
Lam Research	2.4
Micron Technology	2.2

Updated Prospectus Web Address	www.troweprice.com/paperless